Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Numerator for basic and diluted earnings per share:
Net income	$ 400,002	$ (30,300)	$ 618,322	$ (18,939)
Denominator:
Denominator for basic earnings per ordinary shares - weighted average shares outstanding	4,838,199	3,125,000	4,834,035	3,125,000
Effect of dilutive warrants	1,072,361		1,491,641
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	5,910,560	3,125,000	6,325,676	3,125,000
Basic earnings per ordinary share	$ 0.08	$ (0.01)	$ 0.13	$ (0.01)
Diluted earnings per ordinary share	$ 0.07	$ (0.01)	$ 0.10	$ (0.01)